One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
JOHN V. O’HANLON john.ohanlon@dechert.com +1 617 728 7111 Direct +1 617 275 8367 Fax

February 19, 2014

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          The Hartford Mutual Funds II, Inc. — Definitive Registration Statement on Form N-14
(File No. 811-00558)

Dear Sir or Madam:

On behalf of The Hartford Mutual Funds, Inc. (the “Registrant”), attached for filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”) by means of the EDGAR system is a definitive registration statement on Form N-14 under the1933 Act.  This definitive Form N-14 is being filed in connection with the reorganization of Hartford Value Fund (“Acquired Fund”), a series of the Registrant, with and into Hartford Value Opportunities Fund (“Acquiring Fund”), a series of The Hartford Mutual Funds II, Inc., in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund.

No fees are required in connection with this filing.  Please call the undersigned at 617.728.7111 with any questions regarding the attached.

Sincerely,

/s/ John V. O’Hanlon
John V. O’Hanlon

Attachment